Basis of presentation (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Basis of presentation [abstract]
Proportion of voting rights held in associate	19.84%	22.95%
Proportion of voting rights held in subsidiary	55.23%	56.83%